Long-Term Debt (Tables)	12 Months Ended
Dec. 25, 2021
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

The following table summarizes the Company’s debt:

	December 25, 2021	December 26, 2020
Revolving loans	$93,000	$72,000
Senior Term Loan, due 2025	—	1,037,044
Senior Term Loan, due 2028	851,000	—
6.375% Senior Notes, due 2022	—	330,000
11.6% Junior Subordinated Debentures - Preferred	—	105,443
Junior Subordinated Debentures - Common	—	3,261
Finance leases & other obligations	1,782	2,044
	945,782	1,549,792
Unamortized premium on 11.6% Junior Subordinated Debentures	—	14,591
Unamortized discount on Senior Term Loan	(5,948)	(6,532)
Current portion of long term debt and capital leases	(11,404)	(11,481)
Deferred financing fees	(21,899)	(10,862)
Total long term debt, net	$906,531	$1,535,508

Schedule of Maturities of Long-Term Debt

The aggregate minimum principal maturities of the long-term debt obligations for each of the five years following December 25, 2021 are as follows:

Year	Amount
2022	$10,638
2023	8,510
2024	8,510
2025	8,510
2026	8,510
Thereafter	806,322
$851,000

Schedule of Extinguishment of Debt

Additionally, the Company recorded a loss (gain) on extinguishment of debt for each debt instrument included in the refinancing as detailed below. The Company amended it's interest rate swaps in connection with the refinancing, see Note 15 - Derivatives and Hedging for additional details.

Loss (gain) on
extinguishment of debt
Term Credit Agreement	$20,243
ABL Revolver	288
6.375% Senior Notes, due 2022	1,083
11.6% Junior Subordinated Debentures	(13,603)
Interest rate swaps	59
Total	$8,070